Bank Loans and Notes Payables - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about borrowings [line items]
Fixed interest rate		5.46%				5.46%
Repayment of bonds					$ 500
Increase in interest rate on the bonds	2500.00%
Repayments of bonds, notes and debentures, net savings		$ 408
Mexico
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan				$ 15,650
Uruguay Colombia and Argentina
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan				$ 1,184
Top of Range
Disclosure of detailed information about borrowings [line items]
Fixed interest rate				6.04%
Argentine peso
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 711			$ 461
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 759			$ 1,114
5.46% Debt Bonds Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount		7,500
7.87% Senior Notes, Maturity Date on Nov. 26, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 8,500
Fixed interest rate		7.87%				7.87%
TIIE + 0.08% Debt Bonds Maturing on 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,727
Floating interest rate		0.08%				0.08%
7.35% Debt Bonds Maturing in 2028
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 3,000
Fixed interest rate		7.35%				7.35%
7.36% Debt Bonds Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 6,965
Fixed interest rate		7.36%				7.36%
SLB TIIE + 0.05% Debt Bonds Maturing on 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 2,435
Floating interest rate		0.05%				0.05%
TIIE + 0.05% Debt Bonds Maturing on 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500
Floating interest rate		0.05%				0.05%
9.95% Debt Bonds Maturing in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 5,500
Fixed interest rate		9.95%				9.95%
2.75 Senior Notes, Maturity Date on January 22, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 1,041
Fixed interest rate		2.75%				2.75%
Repayment of bonds			$ 209
1.85% Senior Notes, Maturity Date on September 1, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 705
Fixed interest rate		1.85%				1.85%
5.25% Senior Notes, Maturity Date on Nov. 26, 2043
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 489
Fixed interest rate		5.25%				5.25%
Repayment of bonds			$ 111
Sustainability-Linked Bond (SLB)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 9,400	$ 6,000